Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2016	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥21,509	¥—	¥21,509	¥(17,200)	¥(911)	¥3,398
Receivables under resale agreements	9,538	(2,091)	7,447	(6,887)	—	560
Receivables under securities borrowing transactions	6,042	—	6,042	(5,947)	—	95

Total	¥37,089	¥(2,091)	¥34,998	¥(30,034)	¥(911)	¥4,053

Financial liabilities:
Derivative liabilities	¥20,818	¥—	¥20,818	¥(16,993)	¥(1,267)	¥2,558
Payables under repurchase agreements(1)	25,640	(2,091)	23,549	(23,398)	(1)	150
Payables under securities lending transactions	4,710	—	4,710	(4,673)	(23)	14
Obligations to return securities received as collateral	1,919	—	1,919	(310)	—	1,609

Total	¥53,087	¥(2,091)	¥50,996	¥(45,374)	¥(1,291)	¥4,331

	Gross amounts of recognized assets/ liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
At March 31, 2017				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥18,835	¥—	¥18,835	¥(15,053)	¥(726)	¥3,056
Receivables under resale agreements	11,044	(2,856)	8,188	(7,461)	(11)	716
Receivables under securities borrowing transactions	11,003	—	11,003	(10,880)	(9)	114

Total	¥40,882	¥(2,856)	¥38,026	¥(33,394)	¥(746)	¥3,886

Financial liabilities:
Derivative liabilities	¥18,562	¥—	¥18,562	¥(15,063)	¥(1,229)	¥2,270
Payables under repurchase agreements(1)	20,549	(2,856)	17,693	(17,489)	(11)	193
Payables under securities lending transactions	5,549	—	5,549	(5,526)	(8)	15
Obligations to return securities received as collateral	3,516	—	3,516	(492)	—	3,024

Total	¥48,176	¥(2,856)	¥45,320	¥(38,570)	¥(1,248)	¥5,502

Note:

(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,434,521 million and ¥1,611,916 million at March 31, 2016 and March 31, 2017, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.